SCHEDULE I - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
SCHEDULE I - PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

SCHEDULE I – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Rule 12-04(a) and 5-04(c) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2022, Cian PLC (the “Company”), the parent company of the Group, was restricted from transferring funds from its consolidated Russian subsidiaries in the form of loans, advances or cash dividends due to an uncertainty around an impact of restrictions on transferring cash funds outside of Russia under the recently enacted Russian capital control and protection measures. The Group performed a test on the restricted net assets of its consolidated Russian subsidiaries and concluded that the restricted net assets exceed 25 percent of the consolidated net assets of the Group as of December 31, 2022.

The parent company only condensed financial information presented below should be read in conjunction with the Company’s audited consolidated financial statements as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the accompanying notes thereto, contained in this Annual Report. The parent company only condensed financial information is prepared in accordance with IFRS. Investments in subsidiaries in the parent company only condensed financial information below are recognized at cost.

Condensed statements of financial position (in millions of Russian Rubles)

	December 31,	December 31,
	2022	2021

Assets
Non-current assets
Investments in subsidiaries	7,522	5,256
Total non-current assets	7,522	5,256

Current assets
Trade and other receivables	10	280
Loans receivable	10	616
Cash and cash equivalents	680	1,575
Total current assets	700	2,471
Total assets	8,222	7,727

Equity and liabilities
Equity
Share capital	2	2
Share premium	7,702	7,614
Equity-settled employee benefits reserves	648	110
Accumulated losses	(362)	(417)
Total equity	7,990	7,309

Liabilities
Non-current liabilities
Trade and other payables	—	27
Total non-current liabilities	—	27

Current liabilities
Trade and other payables	230	391
Current tax liabilities	2	—
Total current liabilities	232	391
Total liabilities	232	418
Total liabilities and equity	8,222	7,727

Condensed statements of profit or loss and other comprehensive income (in millions of Russian Rubles)

	2022	2021	2020

Loan interest income	3	1	—

Other operating income	47	5	—
Administration expenses	(260)	(458)	(2)
Net impairment profit / (loss) of financial and contract assets	12	(14)	—
Other operating expenses	(14)	—	—

Operating loss	(212)	(466)	(2)
Net finance income	269	55	—
Profit / (loss) before income tax	57	(411)	(2)
Income tax expense	(2)	—	—
Net profit / (loss) for the year	55	(411)	(2)
Total comprehensive income / (loss) for the year	55	(411)	(2)

Condensed statements of cash flows (in millions of Russian Rubles)

	2022	2021	2020

Net cash used in operating activities	(130)	(2,431)	(1)
Net cash used in investing activities	(1,062)	(2,615)	(558)
Net cash generated from financing activities	—	6,519	—

Net (decrease) / increase in cash and cash equivalents	(1,192)	1,473	(559)
Cash and cash equivalents at the beginning of the year	1,575	2	561
Effect of exchange rate fluctuations on cash held	285	114	—
(Reversal of impairment) / impairment charge on cash and cash equivalents	12	(14)	—
Cash and cash equivalents at the end of the year	680	1,575	2

As of December 31, 2022 and 2021 there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the parent company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.

The Company’s subsidiaries did not pay any dividend to the Company for the years presented.